                              MFS(R) BLUE CHIP FUND

                      Supplement to the Current Prospectus

         The Board of Trustees which oversees the MFS Blue Chip Fund (the "Fund") decided, at their regular meeting today, to terminate the Fund effective December 22, 1999, or as soon thereafter as practicable (the "Termination Date"). In connection with the termination of the Fund, the Board of Trustees has suspended the sale of the Fund's shares effective immediately. Consequently, purchase orders for Fund shares that are received on or after December 8, 1999 will be rejected by the Fund.

         Enclosed is a formal Notice of Termination which is designed to answer any questions concerning the Fund's termination. As described more fully in this Notice, until the Termination Date, shareholders may choose to redeem their Fund shares or exchange their shares for shares of the same class of any fund in the MFS Family of Funds(R) which permits exchanges at such fund's then current net asset value. If a shareholder takes no action, his or her shares will automatically be exchanged on the Termination Date for shares of the MFS(R) Money Market Fund ("MMM").

         MMM, a member of the MFS Family of Funds, seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. MMM's prospectus is enclosed with the Notice of Termination.

                THE DATE OF THIS SUPPLEMENT IS DECEMBER 8, 1999.

                       MFS(R) CONVERTIBLE SECURITIES FUND

                      Supplement to the Current Prospectus


         The Board of Trustees which oversees the MFS Convertible Securities Fund (the "Fund") decided, at their regular meeting today, to terminate the Fund effective December 22, 1999, or as soon thereafter as practicable (the "Termination Date"). In connection with the termination of the Fund, the Board of Trustees has suspended the sale of the Fund's shares effective immediately. Consequently, purchase orders for Fund shares that are received on or after December 8, 1999 will be rejected by the Fund.

         Enclosed is a formal Notice of Termination which is designed to answer any questions concerning the Fund's termination. As described more fully in this Notice, until the Termination Date, shareholders may choose to redeem their Fund shares or exchange their shares for shares of the same class of any fund in the MFS Family of Funds(R) which permits exchanges at such fund's then current net asset value. If a shareholder takes no action, his or her shares will automatically be exchanged on the Termination Date for shares of the MFS(R) Money Market Fund ("MMM").

         MMM, a member of the MFS Family of Funds, seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. MMM's prospectus is enclosed with the Notice of Termination.

                THE DATE OF THIS SUPPLEMENT IS DECEMBER 8, 1999.